Henderson International Opportunities Fund

HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund

Supplement dated May 15, 2014

to the Prospectus dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Management Fee

Effective July 1, 2014, subject to approval by the Board of Trustees, the management fee rate the Henderson International Opportunities Fund (the “Fund”) pays to Henderson Global Investors (North America) Inc. will be reduced.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page forty (40) of the Prospectus and the first page of the Summary Prospectus:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson International Opportunities Fund		Class A	Class B	Class C	Class R	Class I
Management Fees	[1]	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.22%	0.30%	0.27%	0.27%	0.17%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.46%	2.29%	2.26%	1.76%	1.16%
[1]	The management fee has been restated to reflect the reduction in rate, effective July 1, 2014.

(a)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one years of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(b)	The CDSC payable upon redemption of Class B shares declines over time.

(c)	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

(d)	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund’s investments in underlying investment companies. The current fiscal year estimates are based on the underlying fund holdings during the most recent fiscal period and use the net expense ratio in the most recent publicly available financial statements for each underlying fund. Fees and expenses of foreign investment companies may be calculated in a manner that differs from U.S. investment companies.

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page forty (40) of the Prospectus and the first page of the Summary Prospectus:

Expense Example Henderson International Opportunities Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	715	1,011	1,328	2,226
Class B	632	1,016	1,326	2,421
Class C	329	707	1,211	2,600
Class R	179	555	955	2,078
Class I	118	369	639	1,414

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,011	1,328	2,226
Class B	232	716	1,226	2,421
Class C	229	707	1,211	2,600
Class R	179	555	955	2,078
Class I	118	369	639	1,414

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page sixty-one (61) of the Prospectus:

International Opportunities Fund
1.00% for the first $2 billion;
0.90% for the next $1 billion;
0.80% for the next $1 billion; and
0.70% for the balance thereafter.